GE Dealer Floorplan Master Note Trust
2005-1
Payment Date:	1/22/2008
Collection Period Ended:	12/31/2007
Closing Date:	5/5/2005
Next Payment Date:	2/20/2008
Expected Principal Payment Date:	4/21/2008
Final Maturity Date:	4/20/2010

Note Payment Detail

Class	CUSIP	Interest Rate	Original Face Value	Beginning Class Balance	Principal Payment Amount	Interest Payment Amount	Total	Ending Class Balance

A	36159LAG1	4.98875%	1,190,000,000.00	1,190,000,000.00	0.00	5,441,894.79	5,441,894.79	1,190,000,000.00

B	36159LAH9	5.17875%	37,600,000.00	37,600,000.00	0.00	178,494.25	178,494.25	37,600,000.00

C	36159LAJ5	5.41875%	22,400,000.00	22,400,000.00	0.00	111,265.00	111,265.00	22,400,000.00

TOTALS			1,250,000,000.00	1,250,000,000.00	0.00	5,731,654.04	5,731,654.04	1,250,000,000.00

Beginning of Month Balance	8,557,689,970.93
New Volume	2,107,695,007.78
Principal Collections	1,924,931,002.72
Defaulted Amount	3,075,041.59
End of Month Balance	8,737,378,934.40
Annualized Yield	9.55%

Overconcentrations

Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	No
0.00
Are there any Product Line Overconcentrations?	No
0.00

Collections	Total	Overconcentration
Principal Collections	1,924,931,002.72	0.00	1,924,931,002.72
Non Principal Collections	71,677,427.71	0.00	71,677,427.71
Total Collections	1,996,608,430.43	0.00	1,996,608,430.43
Defaults
Default Amount	3,075,041.59	0.00	3,075,041.59
Series Allocation Percentage			14.61%
Investor Default Amount			449,163.50
Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust
2005-1
Payment Date:	1/22/2008
Collection Period Ended:	12/31/2007
Closing Date:	5/5/2005
Next Payment Date:	2/20/2008
Expected Principal Payment Date:	4/21/2008
Final Maturity Date:	4/20/2010

Allocation of Available Non Principal Collections
	Series Allocation Percentage			14.61%
	Available Non Principal Collections Allocated to Series				10,469,739.49
Application of Available Non Principal Collections and Available Principal Collections

(a)	Available Non Principal Collections Allocated to Series				10,469,739.49

	(i)	(A)	Amount to Indenture Trustee		0.00
		(B)	Amount to Trustee		0.00
		(C)	Amount to Administrator		62.50
		(D)	Amount to Custodian		0.00

	(ii)	Noteholder Servicing Fee			2,083,333.33
		Unpaid Servicer Advances and interest thereon			0.00
	(iii)	Class A Monthly Interest			5,441,894.79
	(iv)	Class B Monthly Interest			178,494.25
	(v)	Class C Monthly Interest			111,265.00

	(vi)	Investor Default Amount (treated as Available Principal Collections)		449,163.50
		Required Deposit to Principal Account			449,163.50

	(vii)	Investor Charge-offs		0.00
		Reimbursement of Investor Charge-offs		0.00
		Unreimbursed Investor Charge-offs		0.00
		Reallocation Principal Collections		0.00
		Reimbursement of Reallocated Principal Collections		0.00
		Unreimbursed Reallocated Principal Collections		0.00
		Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections			0.00

	(viii)	Amount Required to be Deposited to the Reserve Account			0.00

	(ix)	Remaining Amounts due to:
		Indenture Trustee			0.00
		Trustee			0.00
		Administrator			0.00
		Custodian			0.00

	(x)	Amounts otherwise required to be Deposited to Principal Account			0.00

GE Dealer Floorplan Master Note Trust
2005-1
Payment Date:	1/22/2008
Collection Period Ended:	12/31/2007
Closing Date:	5/5/2005
Next Payment Date:	2/20/2008
Expected Principal Payment Date:	4/21/2008
Final Maturity Date:	4/20/2010

Excess Non Principal Collections for Series 2005-1	2,205,526.12
Excess Non Principal Collections for Series 2005-2	1,601,069.56
Excess Non Principal Collections for Series 2006-1	3,232,693.65
Excess Non Principal Collections for Series 2006-2	1,049,862.47
Excess Non Principal Collections for Series 2006-3	2,155,291.58
Excess Non Principal Collections for Series 2006-4	2,694,135.34
Excess Non Principal Collections for Series 2007-1	2,128,708.25
Excess Non Principal Collections for Series 2007-2	2,149,149.91

Total Excess Non Principal Collections	17,216,436.88

Non Principal Shortfalls for Series 2005-1	0.00
Non Principal Shortfalls for Series 2005-2	0.00
Non Principal Shortfalls for Series 2006-1	0.00
Non Principal Shortfalls for Series 2006-2	0.00
Non Principal Shortfalls for Series 2006-3	0.00
Non Principal Shortfalls for Series 2006-4	0.00
Non Principal Shortfalls for Series 2007-1	0.00
Non Principal Shortfalls for Series 2007-2	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-4	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	17,216,436.88

GE Dealer Floorplan Master Note Trust
2005-1
Payment Date:	1/22/2008
Collection Period Ended:	12/31/2007
Closing Date:	5/5/2005
Next Payment Date:	2/20/2008
Expected Principal Payment Date:	4/21/2008
Final Maturity Date:	4/20/2010

(b) Revolving Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	0.00
Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

(c) Controlled Accumulation Period

Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement	281,169,773.80
Available Principal Collections Treated as Shared Principal Collections	281,618,937.30
(i) Monthly Principal Deposited into the Principal Account	250,000,000.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	31,618,937.30

Early Amortization Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,606,169,670.58
Aggregate Principal Shortfall for Principal Sharing Series	0.00

Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-4	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-2	0.00

Amount Deposited into the Excess Funding Account	0.00
Released to Transferor	1,606,169,670.58

GE Dealer Floorplan Master Note Trust
2005-1
Payment Date:	1/22/2008
Collection Period Ended:	12/31/2007
Closing Date:	5/5/2005
Next Payment Date:	2/20/2008
Expected Principal Payment Date:	4/21/2008
Final Maturity Date:	4/20/2010

Reserve Account (Series Level Account)
Beginning Reserve Account Amount	39,000,000.00
Required Reserve Account Amount
Required Reserve Account Percentage	3.12%
Note Principal Balance	1,250,000,000.00
Required Reserve Account Amount	39,000,000.00

Reserve Account Deficiency	0.00
Reserve Account Deposits	161,755.20
Reserve Account Withdrawals	161,755.20
Ending Reserve Account Amount	39,000,000.00

Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	5,731,654.04
Disbursements	5,731,654.04
Ending Balance	0.00

Principal Account (Series Level Account)
Beginning Balance	250,000,000.00
Deposits	250,000,000.00
Disbursements	0.00
Ending Balance	500,000,000.00
Free Equity Amount
Note Trust Principal Balance	8,737,378,934.40
Aggregate Collateral Amount for all Series of Notes	8,250,000,000.00
Free Equity Amount	487,378,934.40

Minimum Free Equity Percentage	0.00%
Outstanding Principal Balance	8,250,000,000.00
Total Overconcentration	0.00
Minimum Free Equity Amount	0.00

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

GE Dealer Floorplan Master Note Trust
2005-1
Payment Date:	1/22/2008
Collection Period Ended:	12/31/2007
Closing Date:	5/5/2005
Next Payment Date:	2/20/2008
Expected Principal Payment Date:	4/21/2008
Final Maturity Date:	4/20/2010

Summary of Allocation of Collections

Total Principal Collections	1,924,931,002.72

Principal Collections Allocated to Series 2005-1	281,169,773.80
Principal Collections Allocated to Series 2005-2	168,701,864.27
Principal Collections Allocated to Series 2006-1	337,403,728.56
Principal Collections Allocated to Series 2006-2	112,467,909.52
Principal Collections Allocated to Series 2006-3	224,935,819.04
Principal Collections Allocated to Series 2006-4	281,169,773.80
Principal Collections Allocated to Series 2007-1	224,935,819.04
Principal Collections Allocated to Series 2007-2	224,935,819.04
Principal Collections Not Allocated to Any Series and Released to Transferor	69,210,495.65

Total Non Principal Collections	71,677,427.71

Non Principal Collections Allocated to Series 2005-1	10,469,739.49
Non Principal Collections Allocated to Series 2005-2	6,281,843.68
Non Principal Collections Allocated to Series 2006-1	12,563,687.39
Non Principal Collections Allocated to Series 2006-2	4,187,895.80
Non Principal Collections Allocated to Series 2006-3	8,375,791.59
Non Principal Collections Allocated to Series 2006-4	10,469,739.49
Non Principal Collections Allocated to Series 2007-1	8,375,791.59
Non Principal Collections Allocated to Series 2007-2	8,375,791.59

Non Principal Collections Not Allocated to Any Series and Released to Transferor	2,577,147.09

GE Dealer Floorplan Master Note Trust
2005-1
Payment Date:	1/22/2008
Collection Period Ended:	12/31/2007
Closing Date:	5/5/2005
Next Payment Date:	2/20/2008
Expected Principal Payment Date:	4/21/2008
Final Maturity Date:	4/20/2010

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an early amortization event occurred?		No

(6) Have any Payment Rate Triggers been met?		No
Average Monthly Payment Rates < 20%
Current Monthly Payment Rate	22.49%
Prior Monthly Payment Rate	23.47%
Second Prior Monthly Payment Rate	30.79%
3 Month Average Monthly Payment Rate	25.58%

(7) Reserve Account balance < Reserve Account trigger		No
Reserve Account balance	39,000,000.00
(A) Required Reserve Account Percentage minus 0.25%	2.87
times (B) Note Principal Balance	1,250,000,000.00
Reserve Account trigger	35,875,000.00

(8) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer		No
Current Month	8.23%
Prior Month	5.48%
Second Prior Month	2.58%
Third Prior Month	2.58%
Fourth Prior Month	2.59%
Fifth Prior Month	2.32%

(9) Have any new series been issued during the related monthly collection period?		No

(10) Have any account additions or account removals occurred during the related monthly collection period?		No
Number of accounts added / (removed)

GE Dealer Floorplan Master Note Trust
2005-1
Payment Date:	1/22/2008
Collection Period Ended:	12/31/2007
Closing Date:	5/5/2005
Next Payment Date:	2/20/2008
Expected Principal Payment Date:	4/21/2008
Final Maturity Date:	4/20/2010

Delinquency

Days Outstanding	Amount (Dollars in Millions)	Percentage of Total Receivables Outstanding

31 - 60	3.8	0.04%

61 - 90	2.2	0.02%

91 - 120	2.5	0.03%

121 - 150	1.1	0.01%

151 - 180	1.1	0.01%

*Total	10.8	0.12%
*Figures may not foot due to rounding